                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            June 30, 2010


Check here if Amendment;           [X] Amendment Number:  1
This Amendment (Check only one.):        [ ]  is a restatement.
                                         [X]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:             Independent Fiduciary Services, Inc.
Address:          805 15th Street, NW
                  Suite 1120
                  Washington, DC  20005

Form 13F File Number:      28-12135
                           --------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:                Richard Schmidt
         Title:               Executive VP & CFO
         Phone:               (973) 424-6400

Signature, Place, and Date of Signing:


  /s/ Richard Schmidt           Newark, NJ             March 31, 2011
-----------------------       ------------------       --------------
       [Signature]              [City, State]             [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

None.

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0
                                                  -----------------


Form 13F Information Table Entry Total:                 5
                                                  -----------------

Form 13F Information Table Value Total:           $    351,896
                                                   ----------------
                                                      (thousands)




List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



           June 30, 2010


                                                      FORM 13F INFORMATION TABLE

                                                                                               Voting Authority
                                                                                               ----------------
                                Title
                                 of                 Value    Shares/   Sh/   Put/   Investment    Other
      Name of Issuer            Class    CUSIP     (x$1000)  Prn Amt   Prn   Call   Discretion   Managers  Sole    Shared  None
      --------------            -----    -----     --------  -------   ---   ----   -----------  --------  ----    ------  ----


A D C Telecommunications        COM     000886309    11656   1573022   SH            SOLE                                   1573022
Franklin Resources Inc.         COM     354613101    78695    913046   SH            SOLE                            913046
Kaiser Aluminum Corporation     COM     483007704   100299   3708922   SH            SOLE                  3708922
PPG Industries Inc.             COM     693506107   145244   2404305   SH            SOLE                           2404305
Solutia Inc.                    COM     834376501    16002   1221492   SH            SOLE                  1221492

















REPORT SUMMARY          5  DATA RECORDS       $351,896     ALL OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED     0

